Deposits - Summary of Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Deposits [Abstract]
Non-interest bearing demand, Weighted Average Rate	0.00%	0.00%
Interest bearing demand, Weighted Average Rate	0.11%	0.11%
Savings and club accounts, Weighted Average Rate	0.46%	0.28%
Certificates of deposit, Weighted Average Rate	1.43%	1.37%
Total Deposits, Weighted Average Rate	1.06%	1.00%
Non-interest bearing demand, Amount	$ 28,800	$ 17,937
Interest bearing demand, Amount	52,313	54,137
Savings and club accounts, Amount	205,053	151,892
Certificates of deposit, Amount	558,659	470,696
Total Deposits	$ 844,825	$ 694,662
Non-interest bearing demand, Percent	3.41%	2.58%
Interest bearing demand, Percent	6.19%	7.79%
Savings and club accounts, Percent	24.27%	21.87%
Certificates of deposit, Percent	66.13%	67.76%
Total Deposits, Percent	100.00%	100.00%